Marketable Securities	12 Months Ended
Dec. 31, 2024
Marketable Securities
Marketable Securities

7.                 MARKETABLE SECURITIES

	Index	Average rate per year		Dec. 31, 2024	Dec. 31, 2023
		Dec. 31, 2024	Dec. 31, 2023
Investments
Current
Bank deposit certificates	CDI	-	103% to 104.3%	-	74
Financial Notes – Banks	CDI	104.2% to 112%	108.6% to 111.98%	279	475
Treasury Financial Notes	Selic	12.41% to 12.45%	11.83% to 11.85%	72	214
Others				7	11
				358	774
Non-current
Financial Notes – Banks	CDI	104.2% to 112%	-	135	-
				135	-
Total				493	774

The material accounting policies and classification of these securities are shown in note 30. Investments in marketable securities of related parties are shown in Note 29.

The Company and its subsidiaries consistently classify the income related to these securities as part of the cash flow of the operating activity, because they believe that this is the most appropriate presentation to properly reflect the activities.